Convertible notes payable (Details 1) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interest Expense		$ 249,978	$ 198,303	$ 497,053	$ 344,770
Amortization of debt discount		4,845,236	920,914	5,391,022	982,788
Amortization Of Debt Issuance Costs		0	0	0	7,397
Total		$ 5,095,214	$ 1,119,217	5,888,075	1,334,955
Original issue discount						$ 1,340,333
Beneficial conversion feature						$ 3,373,874
Series G convertible preferred stock						2,361,099
Warrants (equity)						$ 2,774,557
Common stock				$ 17,530,278	$ 0	213,415
Day one derivative expense						(529,537)
Derivative expense						748,421
Convertible promissory note, carrying value						2,953,171
Face value	$ 13,235,333					13,235,333
May 2021 Financing
Original issue discount						610,000
Beneficial conversion feature						0
Warrants (equity)						2,654,302
Common stock						0
Day one derivative expense						(529,537)
Derivative expense						0
Convertible promissory note, carrying value						2,345,698
Face value						$ 5,610,000
Series G convertible preferred stock (a)						2,361,099
May 2020 Financing
Original issue discount						$ 300,000
Beneficial conversion feature						$ 0
Series G convertible preferred stock						2,361,099
Warrants (equity)						$ 120,017
Common stock						0
Day one derivative expense						529,537
Derivative expense						748,421
Convertible promissory note, carrying value						0
Face value						3,000,000
November 2020 Financing
Original issue discount						388,889
Beneficial conversion feature						3,286,585
Warrants (equity)						0
Common stock						213,415
Day one derivative expense						0
Derivative expense						0
Convertible promissory note, carrying value						0
Face value						3,888,889
August 25, 2020 - September 14, 2020 Notes
Original issue discount						41,444
Beneficial conversion feature						87,289
Warrants (equity)						238
Common stock						0
Day one derivative expense						0
Derivative expense						0
Convertible promissory note, carrying value						307,473
Face value						436,444
Sutton Global
Original issue discount						0
Beneficial conversion feature						0
Warrants (equity)						0
Common stock						0
Day one derivative expense						0
Derivative expense						0
Convertible promissory note, carrying value						300,000
Face value						$ 300,000